Property and Equipment and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consists of the following:	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Manufacturing equipment and molds	706,868	590,000
Display equipment	131,406	120,000
Office equipment and computers	29,570	26,113
Mobile display unit	126,300	125,000
Less: depreciation	(16,518)	(2,577)
Total Property and Equipment	977,626	858,536

Intangible Assets
Intangible assets consists of the following:	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Formulations and manufacturing methods	731,039	720,488
Trademarks	127,675	112,139
Side panel statement rights	125,000	125,000
Patents	50,160	50,160
Website	31,750	31,750
Less: amortization	(21,231)	(8,309)
Total Intangible Assets	1,044,393	1,031,228